Annual Fund Operating Expenses - VanEck Emerging Markets Bond ETF - VanEck Emerging Markets Bond ETF Class	Aug. 20, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.76%